Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Apr. 15, 2022
Registrant Name	dei_EntityRegistrantName	FIRST TRUST EXCHANGE-TRADED FUND VIII
CIK	dei_EntityCentralIndexKey	0001667919
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Apr. 15, 2022
Effective Date	dei_DocumentEffectiveDate	Apr. 18, 2022
Prospectus Date	rr_ProspectusDate	Apr. 18, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A